Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 13,654	$ 6,684
Restricted cash	900	260
Accounts receivable trade, net	1,763	2,649
Inventories	3,862	5,289
Prepaid expenses	400	707
Other current assets	1,252	887
Deferred voyage expenses	96	407
Total current assets	21,927	16,883
Fixed assets:
Vessels, net	253,781	243,214
Other fixed assets, net	386	503
Total fixed assets	254,167	243,717
Other non-current assets:
Deposits assets, non-current	1,325	3,495
Deferred charges, non-current	4,677	2,323
Restricted cash, non-current	0	500
Right of use asset - leases	426	615
Other non-current assets	29	29
TOTAL ASSETS	282,551	267,562
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs of $2,443 and $1,078, respectively	183,066	16,195
Trade accounts and other payables	16,105	14,426
Due to related parties, net of deferred finance costs of $113 and NIL, respectively	24,237	0
Convertible notes, net of deferred finance costs of $17 and NIL, respectively	2,588	0
Accrued liabilities	6,881	4,634
Lease liability	108	118
Deferred revenue	4,296	890
Total current liabilities	237,281	36,263
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs of NIL and $2,308, respectively	0	179,026
Due to related parties, non-current, net of deferred finance costs of NIL and NIL, respectively	0	19,349
Long-term portion of convertible notes, net of deferred finance costs of $212 and NIL, respectively	12,020	11,124
Lease liability, non-current	318	497
Deferred revenue, non-current	3,074	0
Total liabilities	252,693	246,259
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2019 and 2018; 26,900,050 and 2,666,184 shares issued and outstanding as at December 31, 2019 and 2018, respectively	3	0
Additional paid-in capital	406,096	385,846
Accumulated deficit	(376,241)	(364,543)
Total Stockholders' equity	29,858	21,303
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 282,551	$ 267,562